Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands		Royalties	Fees	Total Payments
Total	[1]	$ 3,796	$ 417	$ 4,213
Uinta Basin Project One [Member]
Total	[1]	3,796	4	3,800
Uinta Basin Project Two [Member]
Total	[1]	$ 0	$ 413	$ 413

[1]	All payments were made in USD, the Company’s reporting currency.